Subsequent Events (Details) (USD $)	1 Months Ended	3 Months Ended	0 Months Ended		1 Months Ended			0 Months Ended					1 Months Ended	0 Months Ended
	Jan. 31, 2014	Mar. 31, 2014	Jul. 01, 2014 Subsequent Event [Member]	Jun. 12, 2014 Subsequent Event [Member]	Jun. 24, 2014 Subsequent Event [Member]	Jun. 25, 2014 Subsequent Event [Member]	Apr. 23, 2014 Subsequent Event [Member]	Sep. 02, 2014 Subsequent Event [Member] Senior Secured Notes [Member]	Sep. 04, 2014 Subsequent Event [Member] Hauser Holdings, LLC [Member]	May 01, 2014 Subsequent Event [Member] Hauser Holdings, LLC [Member]	Sep. 04, 2014 Subsequent Event [Member] BBS Capital Fund, LP [Member]	Jun. 10, 2014 Subsequent Event [Member] BBS Capital Fund, LP [Member]	Jun. 26, 2014 Subsequent Event [Member] Chief Executive Officer [Member]	May 05, 2014 Subsequent Event [Member] Stock Option [Member]
Subsequent Event [Line Items]
Proceeds from sold undeveloped leased acreage		$ 2,119,200	$ 293,333	$ 327,734	$ 2,240,000	$ 58,454	$ 704,700
Contingent payment							78,300
Gross profit					2,015,276		234,900
Gain on the sale of the property		(1,236,200)	79,935	46,398	1,553,351	12,172	156,600
Loans										800,000		500,000
Loans due date										Aug. 31, 2014		Aug. 31, 2014
Debt interest rate								15.00%		10.00%		10.00%
Option granted	20,000													30,000
Option exercise price per share														$ 6.15
New stock issued during the period													190,477
Stock issued price per share													$ 10.50
Senior note								45,000,000
Initial sale of senior note								16,000,000
Payment for fees description								The Company paid a 3% origination fee to the Investor and a 5% cash commission to its advisors on the transaction.
Warrants issued to purchase of common stock								1,300,000
Warrants exercise price								$ 5.00
Warrants expiration term								5 years
Repayment of loan amount									$ 828,222		$ 512,500